Research and development costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Research and development expenditures expensed	€ 2,761	€ 1,281		€ 1,689
Total Research and development costs	4,487	2,231	[1]	2,573	[1]
Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Amortization of capitalized development expenditures	1,575	822		742
Impairment and write-off of capitalized development expenditures	€ 151	€ 128		€ 142

[1]	Refer to Note 3, Scope of consolidation